Related-Party Convertible Notes - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended	1 Months Ended		8 Months Ended	1 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Nov. 30, 2013	Nov. 12, 2012	Sep. 30, 2013	Apr. 30, 2014	Jan. 31, 2014	Dec. 31, 2012	Aug. 28, 2012	Oct. 22, 2013
Debt Instrument [Line Items]
Total liabilities		$ 133,000						$ 59,000
Principal plus interest converted to stock	2,000,000	2,059,000
Loss on extinguished of debt	204,000	1,671,000
Fair value and repurchase of beneficial conversion feature	2,000,000
Outstanding convertible notes	0
Embedded Derivative Liability [Member]
Debt Instrument [Line Items]
Total liabilities	24,000							18,000
Series B Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Share price						$ 7.53
Two Thousand Twelve Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount of convertible notes									2,000,000
Accrued interest rate									5.00%
proceeds from convertible debt				500,000	1,500,000
Description of change of control	Upon occurrence of a change of control transaction prior to the maturity date, 130% of $2.0 million minus the outstanding principal balance would be payable to the investor. The change of control provision met the accounting definition of an embedded derivative and required bifurcation.
Principal plus interest converted to stock			2,100,000
Loss on extinguished of debt			1,700,000
Two Thousand Twelve Notes [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Shares issued upon conversion of convertible debt			1,419,959
Share price			$ 1.45
2013 Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount of convertible notes										5,000,000
Accrued interest rate	5.00%
Loss on extinguished of debt						200,000
Aggregate principal borrowed amount of convertible notes						1,000,000	1,000,000
Stated maturity date of notes	Dec. 31, 2016
Percentage of conversion price to original issuance price	90.00%
Fair value and repurchase of beneficial conversion feature						$ 1,000,000	$ 1,000,000
2013 Notes [Member] | Series B Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Percentage of conversion price to original issuance price						90.00%
Conversion of preferred stock, shares converted						295,115
Conversion price per share						$ 6.78
Original issuance price per share						$ 7.53